BORROWINGS (Details) R in Millions, $ in Millions, $ in Millions		1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 09, 2022 AUD ($)	Oct. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)		Dec. 31, 2022 AUD ($)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R)
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 33)					$ 1,983	$ 1,909		$ 1,931
Current portion of borrowings (note 34)					(18)	(51)		(142)
Total non-current borrowings (note 34)					1,965	1,858	[1]	1,789	[1]
Reconciliation of borrowings (excluding lease liabilities)
Opening balance				$ 1,909	1,909	1,931		2,033
Undrawn facilities					1,371	1,447		1,475
Proceeds from borrowings					266	822		2,226	[2]
Repayment of borrowings					(184)	(820)		(2,310)	[2]
Finance costs paid on borrowings					(89)	(115)		(114)
Deferred loan fees					(8)	(4)		4
Other borrowing fees					0	(11)		(15)
Interest charged to the income statement					97	106		115
Translation					(8)	0		(8)
Closing balance					1,983	1,909		1,931
Capitalised finance cost					(2)	(14)		(17)
Commitment fees, utilisation fees and other borrowing costs					12	10		13
Total finance costs paid					99	111		110
US dollar
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 33)					1,858	1,829		1,884
Reconciliation of borrowings (excluding lease liabilities)
Opening balance				1,829	1,829	1,884
Closing balance					1,858	1,829		1,884
Australian dollar
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 33)					37	33		0
Reconciliation of borrowings (excluding lease liabilities)
Opening balance				33	33	0
Closing balance					37	33		0
SA rand
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 33)					0	0		0
Reconciliation of borrowings (excluding lease liabilities)
Opening balance				0	0	0
Closing balance					0	0		0
Tanzanian shillings
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 33)					88	47		47
Reconciliation of borrowings (excluding lease liabilities)
Opening balance				47	47	47
Closing balance					88	47		47
Within one year
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 33)					18	51		142
Reconciliation of borrowings (excluding lease liabilities)
Opening balance				51	51	142
Closing balance					18	51		142
Between one and two years
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 33)					149	31		812
Reconciliation of borrowings (excluding lease liabilities)
Opening balance				31	31	812
Closing balance					149	31		812
Between two and five years
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 33)					102	110		0
Reconciliation of borrowings (excluding lease liabilities)
Opening balance				110	110	0
Closing balance					102	110		0
After five years
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 33)					1,714	1,717		977
Reconciliation of borrowings (excluding lease liabilities)
Opening balance				1,717	1,717	977
Closing balance					$ 1,714	1,717		977
Rated bonds - issued October 2021
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)					3.375%					3.375%	3.375%
Notional amount					$ 750
Term of facility					7 years
Rated bonds - issued October 2020
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)					3.75%					3.75%	3.75%
Notional amount					$ 700
Term of facility					10 years
$300m Rated bonds
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)					6.50%					6.50%	6.50%
Notional amount					$ 300
Term of facility					30 years
Rated bonds - issued July 2012
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)					5.125%					5.125%	5.125%
Notional amount					$ 750
Term of facility					10 years
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF)
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 1,400	$ 1,400		1,400		1,400		$ 500.0
Reconciliation of borrowings (excluding lease liabilities)
Undrawn facilities						1,367		1,400
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)			1.45%	1.45%	1.45%					1.45%	1.45%
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) | BBSY
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)					1.45%					1.45%	1.45%
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) - 2022
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 1,400	$ 1,400	$ 1,400
Term of facility			5 years
Term extension			2 years
Reconciliation of borrowings (excluding lease liabilities)
Undrawn facilities					1,362
Siguiri revolving credit facility ($65m)
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 65	$ 65	$ 65	$ 65
Term extension				3 months
Siguiri revolving credit facility ($65m) | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)					8.50%					8.50%	8.50%
Siguiri revolving credit facility ($65m) - 2022
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 65			$ 65
Term of facility		3 years
Reconciliation of borrowings (excluding lease liabilities)
Undrawn facilities					$ 0
Siguiri revolving credit facility ($65m) - 2022 | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)					8.00%					8.00%	8.00%
Siguiri revolving credit facility ($65m) - 2022 | SOFR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)		8.00%
Geita revolving credit facility ($150m)
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 150			150
Capped amount, Tanzanian Shilling Facility					$ 45
Reconciliation of borrowings (excluding lease liabilities)
Undrawn facilities								41
Tanzanian shilling component of unsecured $150m multi-currency facility
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)					12.50%					12.50%	12.50%
US Dollar component of unsecured $150m multi-currency facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)					6.70%					6.70%	6.70%
Geita revolving credit facility ($150m) - 2021
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 150	150
Capped amount, Tanzanian Shilling Facility					87
Reconciliation of borrowings (excluding lease liabilities)
Undrawn facilities					$ 0	40
Tanzanian shilling component of 2021 unsecured $150m multi-currency facility
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)					12.50%					12.50%	12.50%
US Dollar component of 2021 unsecured $150m multi-currency facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)					6.70%					6.70%	6.70%
Geita revolving credit facility ($150m), excl. Tanzanian Shilling component
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 150
FirstRand Bank Limited (R150m; 2021: R150m; 2020: R500m) - SA rand
Disclosure of detailed information about borrowings [line items]
Notional amount | R											R 150	R 150	R 500
Reconciliation of borrowings (excluding lease liabilities)
Undrawn facilities					9	10		34
Siguiri Revolving credit facility - $65m - US dollar
Disclosure of detailed information about borrowings [line items]
Notional amount						65		65
Reconciliation of borrowings (excluding lease liabilities)
Undrawn facilities						30		0
Credit Facililty
Disclosure of detailed information about borrowings [line items]
Term extension	2 years
Credit Facililty - US Dollar | SOFR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)	1.45%
Credit Facility - AUS Dollar
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500.0
Credit Facility - AUS Dollar | SOFR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)	1.45%
Debt carried at amortised cost | Rated bonds - issued October 2021
Disclosure of detailed information about borrowings [line items]
Unsecured bonds					745	744		0
Debt carried at amortised cost | Rated bonds - issued October 2020
Disclosure of detailed information about borrowings [line items]
Unsecured bonds					694	693		692
Debt carried at amortised cost | Rated bonds - issued April 2010
Disclosure of detailed information about borrowings [line items]
Unsecured bonds					296	296		295
Debt carried at amortised cost | Rated bonds - issued July 2012
Disclosure of detailed information about borrowings [line items]
Unsecured bonds					0	0		764
Debt carried at amortised cost | Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						31		0
Debt carried at amortised cost | Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) - 2022
Disclosure of detailed information about borrowings [line items]
Unsecured facilities					30
Debt carried at amortised cost | Siguiri revolving credit facility ($65m)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities					0	35		67
Debt carried at amortised cost | Siguiri revolving credit facility ($65m) - 2022
Disclosure of detailed information about borrowings [line items]
Unsecured facilities					67
Debt carried at amortised cost | Geita revolving credit facility ($150m)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities								$ 113
Debt carried at amortised cost | Geita revolving credit facility ($150m) - 2021
Disclosure of detailed information about borrowings [line items]
Unsecured facilities					151	$ 110
Debt carried at amortised cost | Geita revolving credit facility ($150m), excl. Tanzanian Shilling component | LIBOR
Disclosure of detailed information about borrowings [line items]
Unsecured facilities					63
Debt carried at amortised cost | Geita revolving credit facility ($150m), excl. Tanzanian Shilling component | Within one year | LIBOR
Disclosure of detailed information about borrowings [line items]
Unsecured facilities					0
Debt carried at amortised cost | Geita revolving credit facility ($150m), excl. Tanzanian Shilling component | Between one and two years | LIBOR
Disclosure of detailed information about borrowings [line items]
Unsecured facilities					$ 63

[1]	The tangible assets and accumulated losses and other reserve balances for 31 December 2021 and 31 December 2020 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.
[2]	Comparative periods have been retrospectively restated, where indicated, due to the initial application of the amendment to IAS 16 "Property, Plant and Equipment - Proceeds before Intended Use" on 1 January 2022. Refer to note 1.